SUMMARY OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	$ (3,901,425)
Increase (decrease) through business combinations, deferred tax liability (asset)		(4,425,990)
Deferred tax expense (income) recognised in profit or loss	597,954	524,565
Deferred tax liability (asset)	(3,303,471)	(3,901,425)
Propert plant and equipment non current assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(87,695)	(883,075)
Increase (decrease) through business combinations, deferred tax liability (asset)	795,115	(341,825)
Deferred tax expense (income) recognised in profit or loss	(111,509)	1,137,205
Deferred tax liability (asset)	595,911	(87,695)
Other non current asset [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(2,240)
Increase (decrease) through business combinations, deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss	9,173	(2,240)
Deferred tax liability (asset)	6,933	(2,240)
Non current asset [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(3,991,360)	(883,075)
Increase (decrease) through business combinations, deferred tax liability (asset)	795,115	(4,767,815)
Deferred tax expense (income) recognised in profit or loss	495,618	1,659,530
Deferred tax liability (asset)	(2,700,627)	(3,991,360)
Prepaid expenses current assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		(17,195)
Increase (decrease) through business combinations, deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss	333,551	17,195
Deferred tax liability (asset)	333,551
Other current asset [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	134,390	50,019
Increase (decrease) through business combinations, deferred tax liability (asset)		799,647
Deferred tax expense (income) recognised in profit or loss	851,977	(715,276)
Deferred tax liability (asset)	986,367	134,390
Current asset [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	134,390	32,824
Increase (decrease) through business combinations, deferred tax liability (asset)		799,647
Deferred tax expense (income) recognised in profit or loss	1,185,528	(698,081)
Deferred tax liability (asset)	1,319,918	134,390
Income in advance current liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	365,377	127,129
Increase (decrease) through business combinations, deferred tax liability (asset)	(33,663)
Deferred tax expense (income) recognised in profit or loss	76,492	238,248
Deferred tax liability (asset)	408,206	365,377
Tax losses current liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	100,464
Increase (decrease) through business combinations, deferred tax liability (asset)	(761,452)	15,995
Deferred tax expense (income) recognised in profit or loss	(646,832)	84,469
Deferred tax liability (asset)	(1,307,820)	100,464
Net deferred tax and liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(3,391,129)	(723,122)
Increase (decrease) through business combinations, deferred tax liability (asset)		(3,952,173)
Deferred tax expense (income) recognised in profit or loss	1,110,806	1,284,166
Deferred tax liability (asset)	$ (2,280,323)	$ (3,391,129)